UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS’ DEFICIT - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Feb. 09, 2025		$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Feb. 09, 2025		0	0
Class B ordinary shares issued to Sponsor	[1]		$ 707	24,293	0	25,000
Class B ordinary shares issued to Sponsor (in Shares)	[1]		7,069,913
Net income (loss)			$ 0	0	(11,741)	(11,741)
Balance at Feb. 28, 2025			$ 707	24,293	(11,741)	13,259
Balance (in Shares) at Feb. 28, 2025			7,069,913
Balance at Feb. 09, 2025		$ 0	$ 0	0	0	0
Balance (in Shares) at Feb. 09, 2025		0	0
Class B ordinary shares issued to Sponsor	[2]	$ 0	$ 707	24,293		25,000
Class B ordinary shares issued to Sponsor (in Shares)	[2]	0	7,069,913
Contribution for purchase of private placement units				100,000		100,000
Net income (loss)		$ 0	$ 0	0	(61,786)	(61,786)
Balance at Mar. 31, 2025		$ 0	$ 707	124,293	(61,786)	63,214
Balance (in Shares) at Mar. 31, 2025		0	0
Balance at Feb. 09, 2025		$ 0	$ 0	0	0	0
Balance (in Shares) at Feb. 09, 2025		0	0
Net income (loss)						2,062,713
Balance at Sep. 30, 2025		$ 77	$ 707	0	(5,930,502)	(5,929,718)
Balance (in Shares) at Sep. 30, 2025		767,250	7,069,913
Balance at Mar. 31, 2025		$ 0	$ 707	124,293	(61,786)	63,214
Balance (in Shares) at Mar. 31, 2025		0	0
Issuance of Class A ordinary shares in IPO				4,361,306		4,361,306
Sale of private placement units		$ 59	$ 0	5,822,441	0	5,822,500
Sale of private placement units (in Shares)		592,250	0
Sale of representative shares		$ 18	$ 0	1,749,982	0	1,750,000
Sale of representative shares (in Shares)		175,000	0
Remeasurement of Class A ordinary shares to redemption value				(12,058,022)	(5,887,082)	(17,945,104)
Net income (loss)		$ 0	$ 0	0	245,414	245,414
Balance at Jun. 30, 2025		$ 77	$ 707	0	(5,703,454)	(5,702,670)
Balance (in Shares) at Jun. 30, 2025		767,250	7,069,913
Remeasurement of Class A ordinary shares to redemption value					(2,106,133)	(2,106,133)
Net income (loss)		$ 0	$ 0	0	1,879,085	1,879,085
Balance at Sep. 30, 2025		$ 77	$ 707	$ 0	$ (5,930,502)	$ (5,929,718)
Balance (in Shares) at Sep. 30, 2025		767,250	7,069,913

[1]	Includes up to 922,163 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 8).
[2]	In May 2025, the Company effected a share capitalization pursuant to which the Company issued an additional 1,009,988 founder shares resulting in an aggregate of 7,069,913 founder shares outstanding to the Sponsor. All share and per share amounts have been retroactively restated to reflect the share capitalization.